Shareholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 11 – Shareholders’ Deficit

The Company’s ordinary shares and warrants trade on the NASDAQ stock exchange under the symbol “GTI” and “GTIW”, respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the company’s authorized share capital is $50,000 divided into 479,000,000 Class A Ordinary Shares, 20,000,000 Class B Ordinary Shares, and 1,000,000 Preference Shares each of par value $0.0001 per share. As of March 31, 2024, we have issued & outstanding class A ordinary shares 146,741,306 shares, each with par value of $0.0001. All of the Graphjet Technology ordinary shares issued and outstanding at the consummation of the business combination have been fully paid. The holder of each share of ordinary shares is entitled to one vote.

Note 6 - Equity (share capital and distribution)

6.1 Share Capital

The Company issued common shares that carry no put option and no mandatory contractual obligation: (i) to deliver cash or another financial asset; or (ii) to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Company. The common shares are classified as equity instruments.

When common shares are issued in a private placement or in a rights issue to existing shareholders, they are recorded at the issue price. For common shares issued in exchange for non-monetary assets, they are measured by reference to the fair values of the assets received.

When common shares are issued as consideration transferred in a business combination or as settlement of an existing financial liability, they are measured at their fair value at the date of the exchange transaction.

Transaction costs of an equity transaction are accounted for as a deduction from equity, net of any related income tax effect.

The Company did not issue any shares for the years ended September 30, 2023 and September 30, 2022.

6.2 Distributions

Distributions to holders of an equity instrument are recognized as equity transactions and are debited directly in equity, net of any related income tax effect.

A dividend declared is recognized as a liability only after it has been appropriately authorized, which is the date when the Board of Directors declares an interim dividend, or in the case of a proposed final dividend, the date of stockholders of the Company approves the proposed final dividend in an annual general meeting of stockholders. For a distribution of non-cash assets to owners, the Company measures the dividend payable at the fair value of the assets to be distributed. No dividends were declared for the year ended September 30, 2023 and September 30, 2022.